Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

6.    INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Trademark	183,361	4,724,493	687,149
Network rights	–	259,048	37,677
Purchased software	10,666,224	10,980,093	1,596,988
Reacquired rights	2,594,781	2,531,418	368,180
Favorable leases	432,376	20,498,648	2,981,405
Others	435,185	435,185	63,295
Total	14,311,927	39,428,885	5,734,694
Less: Accumulated amortization	(10,584,544)	(12,215,494)	(1,776,670)
Total.	3,727,383	27,213,391	3,958,024

Amortization expense of intangible assets for the years ended December 31, 2016, 2017 and 2018 amounted to RMB1,309,605, RMB879,968 and RMB1,630,950 (USD237,212), respectively. Others, net as of December 31, 2017 and 2018 are RMB64,501 and RMB27,655 (USD 4,022), respectively.

No impairment charges were recognized on the intangible asset for the years ended December 31, 2016, 2017 and 2018.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB
2019	4,955,438
2020	4,931,299
2021	4,858,956
2022	4,359,441
2023	4,084,318
Thereafter	4,023,937